Commitments and Contingencies (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Exploration expense	$ 8,175,916	$ 21,500
Base salary of board of directors		300,000
SM Prewitt 1H.
Commitments And Contingencies [Line Items]
Claim amount		$ 3,191,181
Percentage of working interest		0.1455%